Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class IA | United States
Holdings [Line Items]
Percent of Net Asset Value	73.50%
Class IA | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class IA | Denmark
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class IA | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class IA | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class IA | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class IA | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class IB | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class IB | United States
Holdings [Line Items]
Percent of Net Asset Value	73.50%
Class IB | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class IB | Denmark
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class IB | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class IB | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class IB | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class IB | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%